Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 22,375	kr 19,394
Deferred tax liabilities	3,880	4,784
Net balance	18,495	14,610	kr 22,225
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,195	1,098
Deferred tax liabilities	7,193	8,136
RoU lease assets and similar assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,272	1,311
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,413	3,605
Deferred tax liabilities	1,313	1,055
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,297	5,558
Deferred tax liabilities	477	571
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,980	5,215
RoU lease liabilities and similar liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,337	1,394
Deferred tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,453	2,081
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,095	1,837
Deferred tax liabilities	178	295
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,158	5,190
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,928	25,978
Deferred tax liabilities	10,433	11,368
Net balance	18,495	14,610
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting of deferred tax assets	(6,553)	(6,584)
Netting of deferred tax liabilities	kr (6,553)	kr (6,584)